AXA EQUITABLE LETTERHEAD

May 4, 2007

Filing Desk

United States Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549

Attention:	Filing – Rule 497(j)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 filed pursuant to Rule 485(b) with the Securities and Exchange Commission on May 1, 2007.

If you have any questions or comments on the enclosed, please do not hesitate to contact me at (212) 314-4939.

Very truly yours,

/s/ Jeremy Dardick
Jeremy Dardick
Counsel

cc: Kirkpatrick & Lockhart Preston Gates Ellis LLP